Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

(3)  Acquisitions

During the year ended December 31, 2011, the Company acquired two additional phases of existing wholly-owned multi-tenant retail operating properties, in separate transactions, as follows:

Date	Square Footage	Property Type	Location	Purchase Price (a)
July 1, 2011	76,100	Multi-tenant retail	Phillipsburg, New Jersey	$9,720
July 22, 2011	44,000	Multi-tenant retail	College Station, Texas	7,085
	120,100			$16,805	(b)

(a)	No debt was assumed in either acquisition, but both properties were subsequently added as collateral to the secured credit facility.

(b)	Amount represents the purchase price prior to customary prorations at closing. Separately, the Company recognized acquisition transaction costs of $48 related to these acquisitions.